Closed Block - Revenues and Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Closed Block: Premiums and other considerations	$ 178.0	$ 196.1	$ 217.6
Closed Block: Net investment income (loss)	129.1	137.6	143.6
Closed Block: Net realized capital gains (losses)	(21.2)	(4.6)	16.0
Closed Block: Total revenues	285.9	329.1	377.2
Expenses
Closed Block: Benefits, claims and settlement expenses	184.3	212.0	212.8
Closed Block: Dividends to policyholders	92.5	92.6	117.8
Closed Block: Operating expenses	2.2	2.3	2.7
Closed Block: Total expenses	279.0	306.9	333.3
Closed Block revenues, net of Closed Block expenses, before income taxes	6.9	22.2	43.9
Closed Block: Income taxes (benefits)	0.7	3.9	8.4
Closed Block revenues, net of Closed Block expenses and income taxes	6.2	18.3	35.5
Funding adjustments and other transfers	28.5	(4.0)	(2.2)
Closed Block revenues, net of Closed Block expenses, income taxes and funding adjustments	$ 34.7	$ 14.3	$ 33.3